Property, Plant and Equipment	12 Months Ended
Jan. 01, 2012
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

4.    Property, Plant and Equipment

At the end of 2011 and 2010, property, plant and equipment at cost and accumulated depreciation were:

(Dollars in Millions)	2011	2010
Land and land improvements	$754	738
Buildings and building equipment	9,389	9,079
Machinery and equipment	19,182	18,032
Construction in progress	2,504	2,577

Total property, plant and equipment, gross	$31,829	30,426
Less accumulated depreciation	17,090	15,873

Total property, plant and equipment, net	$14,739	14,553

The Company capitalizes interest expense as part of the cost of construction of facilities and equipment. Interest expense capitalized in 2011, 2010 and 2009 was $84 million, $73 million and $101 million, respectively.

Depreciation expense, including the amortization of capitalized interest in 2011, 2010 and 2009, was $2.3 billion, $2.2 billion and $2.1 billion, respectively.

Upon retirement or other disposal of property, plant and equipment, the costs and related amounts of accumulated depreciation or amortization are eliminated from the asset and accumulated depreciation accounts, respectively. The difference, if any, between the net asset value and the proceeds are recorded in earnings.